Organization - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
VIEs And Subsidiaries Of VIEs [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net Liabilities	¥ 769,398	$ 114,871	¥ 556,022